Alabama Tax-Free Bond Fund
THE ALABAMA TAX FREE BOND FUND
What are the Fund’s investment objectives?

The investment objectives of The Alabama Tax Free Bond Fund (the “Fund”) are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.

What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of The Alabama Tax Free Bond Fund.
Shareholder Fees	Alabama Tax-Free Bond Fund Alabama Tax-Free Bond Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Alabama Tax-Free Bond Fund Alabama Tax-Free Bond Fund Shares
Management Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.89%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Alabama Tax-Free Bond Fund | Alabama Tax-Free Bond Fund Shares | USD ($)	91	284	493	1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Alabama Tax Free Bond Fund invests primarily (under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes) in municipal bonds, notes and other debt instruments the interest on which is exempt from federal income taxes, including the alternative minimum tax, and from the personal income taxes of Alabama. Alabama tax-exempt obligations are debt instruments issued primarily by the State of Alabama, its political subdivisions, municipalities, agencies, instrumentalities or public authorities and other qualifying issuers.

The Adviser will select municipal bonds and/or notes based upon the overall credit quality of the issuer, the security’s relative interest rate as compared to other securities of comparable maturity, and call features. The Fund’s fixed income securities may include floating rate securities and prerefunded bonds. Floating rate securities adjust their effective interest rate at predetermined periodic intervals. Prerefunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities. The Fund may invest up to 20% of its net assets in municipal obligations the interest on which is subject to the alternative minimum tax.

The securities in the Fund’s portfolio will be rated at the time of purchase in the 3 highest rating categories (“A” or better) by any of the nationally recognized statistical rating organizations (“NRSROs”), or unrated municipal securities that the Adviser determines are of comparable quality. Although the Adviser utilizes the ratings of the NRSROs as a factor in establishing creditworthiness, it relies primarily upon its own analysis of factors in establishing creditworthiness. In the event that the rating of a security held by the Fund is downgraded and is no longer rated among the 3 highest rating categories by any of the NRSROs, the Adviser has the discretion to determine whether the security will be sold or retained by the Fund. A security may also be sold due to changes in market conditions or changes in the Adviser’s interest rate forecasts or outlook.

Under normal circumstances, the Fund’s weighted average maturity is expected to be between 3 and 10 years, depending on the Adviser’s market interest rate forecasts.

The Fund may invest 25% or more of its assets in Alabama tax-exempt obligations that finance similar projects, such as those relating to education, healthcare, housing, utilities, water or sewers. The Fund is non-diversified and therefore may invest in a fewer number of issuers than a diversified fund.

What are the principal risks of investing in the Fund?

The Alabama Tax Free Bond Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

The value of Alabama tax-exempt obligations will fluctuate based on a variety of factors, including: interest rates; the general condition of the municipal bond market; the size of the particular offering; the maturity of the obligation; and the rating of the issue. In addition, Alabama tax-exempt obligations can experience downturns in trading activity and the supply of such securities may exceed the demand in the market. During such periods, the spread can widen between the price at which a security can be purchased and the price at which it can be sold. Economic and other events (whether real or perceived) can reduce the demand for certain municipal bonds which may reduce market prices and cause the value of the Fund’s shares to fall. Periods of economic change and uncertainty could result in increased volatility of market prices and yields of certain Alabama tax-exempt obligations. The frequency and magnitude of such changes cannot be predicted.

Interest Rate Risk. The return on and value of an investment in the Fund will fluctuate with changes in interest rates, which may be influenced by government and central banking authority actions, inflation expectations, and supply and demand. Generally, when interest rates rise, the value of the Fund’s portfolio securities can be expected to decline. A low interest rate environment may increase the Fund’s exposure to risks associated with rising interest rates, particularly for securities with longer maturities. With the cessation of certain market support activities by the Federal Reserve, the Fund may face a heightened level of interest rate risk and volatility as a result of rising interest rates.

Maturity Risk. The value of the Fund’s portfolio securities is also dependent on their maturity. Generally, the longer the maturity of a security, the greater its sensitivity to changes in interest rates.

Credit Risk. The value of the Fund’s portfolio securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due. Economic downturns often result in reduced levels of taxes collected and revenues earned, which could weaken the financial strength of a municipality. An issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory or legal developments, a credit rating downgrade, or other adverse news.

Risks Associated with Credit Ratings. A rating by an NRSRO represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of NRSROs present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the municipal market. The secondary market for certain municipal obligations tends to be less well developed or liquid than many other securities markets which may impact the Fund’s ability to sell these securities at or near their perceived value. The lack of an active market or a reduced number of municipal market participants may increase the potential for pricing inefficiencies, erratic price movements, wider spreads, and increased volatility, which may become exacerbated during periods of economic or political stress or high selling activity.

Concentration Risk. Since the Fund concentrates its investments in Alabama municipal obligations, an investment in the Fund may be adversely affected by factors that impact the Alabama economy or its political, geographic and demographic conditions. Alabama’s economy relies in large part on the automobile, aerospace, electronics, fabricated metals, transportation and forest product industries, all of which may be affected by cyclical changes. While the average per capita income of Alabama residents has improved in recent years, certain areas of Alabama are among the poorest in the nation.

If the Fund’s investments are concentrated within a particular segment of the bond market, adverse developments affecting a sector of the market may cause the Fund’s performance to be more sensitive to developments affecting that sector than a fund that does not concentrate its investments.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a small number of issuers or in securities issued by entities having similar characteristics, the value of the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

Tax Risk. There is a risk that substantial changes in federal or state income tax laws could change the way the Fund’s distributions are treated for income tax purposes. Tax reform, including a lowering of individual or corporate tax rates, could reduce the attractiveness and overall demand for municipal bonds. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Certain Alabama constitutional amendments, legislative measures, executive orders, administrative regulations and vote initiatives could result in adverse consequences affecting Alabama municipal obligations.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Alabama Tax Free Bond Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Bloomberg Barclays 3-Year Municipal Bond Index is included as an additional comparative index because under normal circumstances, the Fund’s weighted average maturity could be as low as three years. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

The Fund’s 2018 year-to-date return through June 30, 2018 is -0.08%.

During the periods shown in the bar chart, the highest return for a quarter was 2.32% during the quarter ended December 31, 2008 and the lowest return for a quarter was –1.50% during the quarter ended December 31, 2016.

Average Annual Total Returns For Periods Ended December 31, 2017:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Alabama Tax-Free Bond Fund	1 Year	5 Years	10 Years
Alabama Tax-Free Bond Fund Shares	1.28%	0.65%	1.83%
Alabama Tax-Free Bond Fund Shares | After Taxes on Distributions	1.27%	0.65%	1.82%
Alabama Tax-Free Bond Fund Shares | After Taxes on Distributions and Sales	1.23%	0.80%	1.87%
BLOOMBERG BARCLAYS 7-YEAR MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses, or taxes)	4.49%	2.44%	4.31%
BLOOMBERG BARCLAYS 3-YEAR MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses or taxes)	1.56%	1.07%	2.36%